Share capital (Schedule of Share Capital) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [abstract]
Common shares issued, shares	43,402,434	41,496,950
Common shares issued, value	$ 212,943	$ 207,012